Additional disclosures in respect of guaranteed securities - Disclosure of Combined Statement of Financial Position (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 86,177	£ 76,897
Current assets	14,396	17,963
Current liabilities	(20,200)	(24,770)
Non-current liabilities	(54,416)	(46,234)
Net assets	25,957	23,856
Equity	25,957	£ 23,856	£ 20,641	£ 19,860
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Non-current assets	0
Current assets	29,158
Current liabilities	(15,736)
Non-current liabilities	(2,095)
Investments in subsidiaries reported in separate financial statements	14,440
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	12,355
Current assets	3,495
Current liabilities	(8,018)
Non-current liabilities	(11,783)
Net assets	7,376
Equity	£ 7,376